Segment Information - Summary of Net Assets by Segments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 5,847	$ 5,511
Mineral Sands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	2,756	3,164
Pigment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	1,823	1,680
Corporate and Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	1,100	725
Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 168	$ (58)